Bank loans - Schedule of Bank Loans (Details)	12 Months Ended
	Dec. 31, 2025 SGD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 SGD ($)	Dec. 31, 2023 SGD ($)
Schedule of Bank Loans [Line Items]
Principal amount	$ 3,867	$ 3,008	$ 653,439	$ 557,755
Bank loans, current portion	3,867	3,008	238,521	331,528
Bank loans, non-current portion			414,918	226,227
DBS Bank Ltd. [Member]
Schedule of Bank Loans [Line Items]
Drawn/Maturity	June 2020 /June 2025
Interest Rate	3.00%	3.00%
Collateral/Guarantee	Guaranteed by Ms. Rhonda Wong, Co-Chief Executive Officer and Director of the Company and Anthill, major shareholder of the Company
Principal amount			106,875	315,878
Maybank Singapore Limited [Member]
Schedule of Bank Loans [Line Items]
Drawn/Maturity	November 2020/November 2025
Interest Rate	2.75%	2.75%
Collateral/Guarantee	Guaranteed by Ms. Rhonda Wong, Co-Chief Executive Officer and Director of the Company and Ms. Race Wong, Chief Operating Officer and Director of the Company
Principal amount			77,505	159,859
United Overseas Bank Limited [Member]
Schedule of Bank Loans [Line Items]
Drawn/Maturity	November 2020/November 2025
Interest Rate	2.25%	2.25%
Collateral/Guarantee	Guaranteed by Mr. Kenneth Chong, Chief Executive Officer and Director of Ohmyhome Property Management Pte Ltd, Mr. Cho Ching Joe Kwan and Mr. Kok Wah Ming, former Directors of Ohmyhome Property Management (S)
Principal amount	$ 3,867	$ 3,008	43,439	82,018
ORIX Leasing Singapore Limited [Member]
Schedule of Bank Loans [Line Items]
Drawn/Maturity	April 2024/April 2029
Interest Rate	7.50%	7.50%
Collateral/Guarantee	Guaranteed by Ms. Rhonda Wong, Co-Chief Executive Officer and Director of the Company and Ms. Race Wong, Chief Operating Officer and Director of the Company
Principal amount			$ 425,620